Summary Quarterly Financial Data - Summary of Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Total revenues	$ 271,959	$ 538,389	$ 411,292	$ 238,610	$ 263,173	$ 522,255	$ 425,882	$ 212,442	$ 1,460,250	$ 1,423,752	$ 1,330,774
Operating (loss) income	505	205,594	30,980	(35,873)	(1,880)	183,862	93,086	(48,279)	201,206	226,789	144,317
Net (loss) income	$ (13,507)	$ 120,199	$ (15,854)	$ (40,360)	$ (8,799)	$ 92,257	$ 39,120	$ (45,134)	$ 50,478	$ 77,444	$ 19,113
(Loss) earnings per share:
Net (loss) income per share, basic	$ (0.15)	$ 1.34	$ (0.18)	$ (0.49)	$ (0.11)	$ 1.12	$ 0.47	$ (0.55)	$ 0.58	$ 0.94	$ 0.23
Net (loss) income per share, diluted	$ (0.15)	$ 1.33	$ (0.18)	$ (0.49)	$ (0.11)	$ 1.11	$ 0.47	$ (0.55)	$ 0.57	$ 0.93	$ 0.23